FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

September 4, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the Prospectus for the Polen Global Growth Fund, the Prospectus and SAI for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund, the Prospectus for the Insight Investment Grade Bond Fund, the Prospectus for the Private Capital Management Value Fund, the SAI for the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund, the SAI for the Polen Growth Fund, the SAI for the EIC Value Fund and the SAI for the SkyBridge Dividend Value Fund, each of the Prospectuses and Statements of Additional Information dated September 1, 2015 (collectively, the “Prospectuses and SAIs”) that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Post-Effective Amendment No. 121 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on August 28, 2015 (SEC Accession No. 0001104659-15-062332).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President & CEO

cc:                                Mr. James Shaw

Mr. John P. Falco, Esq.

Mr. John M. Ford, Esq.